Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 493,902	€ 16,483	€ 520,711	€ 31,191
Cost of sales	(21,931)	(24,281)	(104,344)	(70,770)
Selling and distribution expenses	(1,564)	(940)	(3,521)	(3,172)
Research and development expenses	(49,979)	(27,245)	(108,896)	(82,363)
General and administrative expenses	(16,672)	(18,574)	(51,723)	(64,106)
Other operating income	1,637	917	6,792	4,365
Other operating expenses	(37,014)	(395)	(37,577)	(1,337)
Operating profit / (loss)	368,379	(54,036)	221,441	(186,193)
Finance income	2,334	5,959	8,637	13,390
Finance expenses	(141)	(598)	(636)	(678)
Profit / (Loss) before income tax	370,572	(48,675)	229,442	(173,481)
Income tax benefit/ (expense)	(32,529)	(6)	(34,496)	(33)
Net profit / (loss) for the period	338,043	(48,681)	194,947	(173,514)
Other comprehensive income / (loss):
Foreign currency adjustments	124	(30)	45	(14)
Total comprehensive income / (loss) for the period	€ 338,167	€ (48,711)	€ 194,992	€ (173,528)
Net profit / (loss) per share - basic (in dollars per share)	€ 1.51	€ (0.22)	€ 0.87	€ (0.79)
Net profit / (loss) loss per share - diluted (in dollars per share)	€ 1.50	€ (0.22)	€ 0.86	€ (0.79)